Income Taxes - Components of deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Inventory	$ 5,051	$ 4,696
Tax credit carryforwards	10,367	5,005
Accrued compensated absences	1,028	941
Allowance for sales discounts	2,374	1,902
Depreciation	1,286	1,149
Others	1,087	503
Deferred tax assets	21,193	14,196
Deferred tax liabilities:
Remeasurement of defined benefit plans	(240)	(254)
Unrealized foreign exchange gain	(264)	(261)
Others	(60)	(5)
Deferred tax liabilities	$ (564)	$ (520)